Short-Term Bank Credit And Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 181	$ 2,998
Weighted average interest rate	2.40%
Short-Term Loans [Member]
Short-term Debt [Line Items]
Short-term bank credit and loans		158
Interest rate, minimum	2.50%
Short Term Bank Credit [Member]
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 181	$ 2,840
Interest rate, minimum	3.42%
Interest rate, maximum	5.00%